COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS
Schedule of capital commitments on property, plant and equipment

	December 31,	December 31,
	2018	2019
Contracted, but not provided for	3,942,933	4,041,857

Schedule of operating lease commitments

December 31,
2018
Within one year	541,541
In the second to fifth years, inclusive	1,880,058
After five years	10,567,925

12,989,524

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31,	December 31,
	2018	2019
Associates	82,800	33,800
Joint ventures	460,000	410,000

	542,800	443,800